Related parties - Compensation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related parties
Short-term employee benefits	€ 3,662	€ 3,633	€ 2,936
Share-based payments	6,732	5,235	1,848
Key management personnel compensation	€ 10,394	€ 8,868	€ 4,784